Trade and other payables (Details) - GBP (£)	Jun. 30, 2024	Jun. 30, 2023
Trade and other payables
Trade payables	£ 341,288,000	£ 302,708,000
Other payables	9,734,000	12,039,000
Accrued expenses	52,257,000	62,271,000
Social security and other taxes	21,645,000	20,595,000
Total trade and other payables	424,924,000	397,613,000
Less: non-current portion
Trade payables	175,835,000	160,649,000
Other payables	59,000	492,000
Non-current trade and other payables	175,894,000	161,141,000
Current trade and other payables	249,030,000	236,472,000
Transfer fees and other associated costs	331,418,000	276,626,000
Liabilities from share-based payment transactions	1,095,000	1,632,000
Gross contractual trade payables pre discounting	362,230,000	317,809,000
Due after 1 year
Less: non-current portion
Transfer fees and other associated costs	175,835,000	160,649,000
Between 1 and 2 years
Less: non-current portion
Transfer fees and other associated costs	106,636,000	80,256,000
Between 2 and 5 years
Less: non-current portion
Transfer fees and other associated costs	£ 69,199,000	£ 80,393,000